EQUITY (Tables)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
SCHEDULE OF SHARE BASED PAYMENTS EXPENSE

The following table provides the details of the approximate total share-based payments expense during the six months ended June 30, 2024 and 2023:

	Six Months Ended June 30, 2024		Six Months Ended June 30, 2023
	(Unaudited)		(Unaudited)
Employees and directors share-based payments	$-		$1,360,000	(a)
Shares issued for services	136,000	(a)	32,603	(a)
	$136,000		$1,392,603

SUMMARY OF STOCK OPTION ACTIVITY

Stock option activity for the six months ended June 30, 2023 is summarized as follows:

		Weighted	Weighted Average Remaining
	Options	Average Exercise	Contractual Life	Aggregated Intrinsic
	Outstanding*	Price*	(Years)	Value
Outstanding at January 1, 2023	28,250	$24.0	0.6	$-
Exercised	-	-
Canceled	(400)	$24.0
Outstanding at June 30, 2023 (Unaudited)	27,850	$24.0	0.1	$-
Vested and expected to be vested as of June 30, 2023 (Unaudited)	27,850	$24.0	0.1	$-
Options exercisable as of June 30, 2023 (vested) (Unaudited)	27,850	$24.0	0.1	$-

*	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.